Restructuring and Other - Severance Liability Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024		Mar. 31, 2023		Dec. 25, 2022	Mar. 31, 2022		Dec. 26, 2021
Restructuring Cost and Reserve [Line Items]
Beginning balance									$ 0			$ 0
Accruals									23,846
Severance payments									$ (3,678)			0
Ending balance												$ 0
Beginning balance				$ 3,700	$ 3,700		$ 800			$ 3,900
Accruals					27,500		10,800			2,800
Severance payments					(11,900)		(7,900)			(5,900)
Ending Balance					19,300		3,700			800
Impact of accelerated vesting on equity awards			$ 4,700	7,300	7,700	[1]	4,200	[1]		0	[1]
LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Impact of accelerated vesting on equity awards	$ 0	$ 6,800	4,900	8,400
Severance liability
Restructuring Cost and Reserve [Line Items]
Beginning balance			19,300	3,700	3,700
Accruals			19,900	24,300
Severance payments			(16,000)	(5,400)
Ending Balance	23,200	22,600	23,200	22,600
Severance liability | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Beginning balance			23,600	8,700	8,700		1,500			5,700
Accruals			21,300	32,900	37,200		18,000			4,600
Severance payments			(20,100)	(12,100)	(22,300)		(10,800)			(8,800)
Ending balance	24,800	$ 29,500	24,800	29,500	$ 23,600		$ 8,700			$ 1,500
Impact of accelerated vesting on equity awards			4,900	$ 8,400
Accounts Payable and Accrued Liabilities | Severance liability
Restructuring Cost and Reserve [Line Items]
Remaining severance liability, expected to be paid in next 12 months	23,200		23,200
Accounts Payable and Accrued Liabilities | Severance liability | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Remaining severance liability, expected to be paid in next 12 months	$ 24,800		$ 24,800

[1]	Represents share-based compensation expense included in restructuring and other expenses reflecting the impact of the acceleration of vesting schedules for equity awards pursuant to certain severance arrangements.